Equity, Capital and Other Interests Equity, Capital and Other Interests ERP Units (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Capital Unit [Line Items]
Common Shares And Units Outstanding	311,000,728	303,809,279	294,157,017
Issuance of OP Units	3,866,666	6,151,198	3,497,300
Exercise of EQR share options	2,945,948	2,506,645	422,713
EQR's Employee Share Purchase Plan (ESPP)	113,107	157,363	324,394
Restricted Share Grants Net	145,616	235,767	298,717
Units Issued Conversion Preference Units			7,517
Repurchased and retired	0	(58,130)	(47,450)
Conversion of restricted shares to LTIP Units	(101,988)	0	0
Units Ownership Interest in Operating Partnership	4.30%	4.50%	4.80%
Issue Price Per LTIP Unit	0	0	0.50
OP Units Issued:
Issue Price Per OP Unit	0	40.09	26.50
Issue Price Operating Partnership Unit	0	8,200,000	800,000
Conversion Price Per Preference Unit	0	0	24.50
Conversion Price Series B Junior Preference Unit	0	0	200,000
General And Limited Partner [Member]
Capital Unit [Line Items]
Common Shares And Units Outstanding	311,000,728	303,809,279	294,157,017	289,466,537
Issuance of OP Units	3,866,666	6,151,198	3,497,300
Exercise of EQR share options	2,945,948	2,506,645	422,713
EQR's Employee Share Purchase Plan (ESPP)	113,107	157,363	324,394
Restricted Share Grants Net	145,616	235,767	298,717
Issuance Of LTIPs	120,112	92,892	154,616
Issuance Of Units as consideration	0	205,648	32,061
Units Issued Conversion Preference Units	0	0	7,517
Repurchased and retired	0	(58,130)	(47,450)
Series E Preferred Stock [Member]
Capital Unit [Line Items]
Conversion of convertible securities	0	328,363	612
Series H Preferred Stock [Member]
Capital Unit [Line Items]
Conversion of convertible securities	0	32,516	0
Limited Partner [Member]
Capital Unit [Line Items]
Issuance Of LTIPs	120,112	92,892	154,616
Issuance Of Units as consideration	0	205,648	32,061
Units Issued Conversion Preference Units	0	0	7,517
Total Units Outstanding	13,492,543	13,612,037	14,197,969	16,679,777
Conversion of restricted shares to LTIP Units	101,988	0	0
Shares Issued During Period Shares Conversion Of Units To Common Shares	(341,594)	(884,472)	(2,676,002)